Investment in Equity Securities	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Investment in Equity Securities

Note 7. Investment in Equity Securities

In January 2024, the Company reached an agreement with one of its customers, Campaign Brain, Inc. (“Campaign Brain”), to provide AI Solutions. The total amount owed to the Company is to be satisfied through the issuance of 1,000,000 shares of Campaign Brain’s restricted stock to the Company with a determinable estimated fair value of $0.122 per share as of the issuance date. Of the 1,000,000 shares issuable, 450,000 shares of Campaign Brain’s restricted stock were vested on January 17, 2024, and 50,000 shares of Campaign Brain’s restricted stock are to be vested each month from February 15,2024 to December 15, 2024. The Company had approximately 10% and 20% ownership in Campaign Brain, respectively, on January 17, 2024 and December 31, 2024. The Company recognized revenue when Campaign Brain obtained control of promised services over the service period. At the time of the issuance, the estimated fair value of the shares was determined to be representative of the standalone selling price of the services rendered in exchange for the non-cash consideration in the form of restricted stock of Campaign Brain, or $122.0 thousand. The acquisition of Campaign Brain’s restricted stock did not have a major impact on the Company’s operations as the asset test, investment test and income test under the significance tests of the Securities Exchange Commission Regulation S-X Rule 1-02 (w) does not exceed 20%.

The transaction represents an equity investment in a private company for which the Company has the ability to exercise significant influence. Since the equity investment is accounted for under the equity method and does not qualify for the net asset value practical expedient, the Company measured the estimated fair value of the equity instrument received at contract inception, minus impairment, if any, with equity method investment gains and losses included in other (expense) income, net on the consolidated statements of operations and comprehensive loss. For the year ended December 31, 2024, the financial figures related to Campaign Brain including revenue, operating expenses and income tax provision were insignificant. The Company’s equity method investment losses derived from the vested portion of the investment were $1.9 thousand, recorded in equity in earnings of investee, net of income tax provision in the consolidated statement of comprehensive loss during the year ended December 31, 2024. As the equity investment is subject to vesting criteria, the Company records the vested portion of the investment at the estimated fair value received at contract inception on each reporting date

In the previous year ended December 31, 2024, the Company recognized an impairment loss of $120.13 thousand on its investment in Campaign Brain Inc., which is an equity security classified under “Investments in Equity Securities.” The impairment was triggered due to the inability of Campaign Brain Inc. to generate earnings with expected future losses and deteriorating financial performance.

As of December 31, 2024, the fair value of the investment in Campaign Brain Inc. has been assessed to be nil. This assessment is based on the deteriorating financial performance of the entity, including minimal revenue during the year, negative net worth, low bank balance as of December 31, 2024, negative cashflows and lack of future projections. Additionally, the entity has no current or foreseeable plans to generate future revenue, which further supports the conclusion that the fair value is nil. Consequently, no value has been assigned to this investment in the financial statements. Since the investment had already been fully written down to nil as of December 31, 2024, there was no financial impact recognized in the consolidated financial statements for the year ended December 31, 2025 related to this investment.